Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	MFS® SERIES TRUST II
Entity Central Index Key	0000798250
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 30, 2023
Document Effective Date	Mar. 30, 2023
Prospectus Date	Mar. 30, 2023
MFS Growth Fund | B
Prospectus:
Trading Symbol	MEGBX
MFS Growth Fund | C
Prospectus:
Trading Symbol	MFECX
MFS Growth Fund | I
Prospectus:
Trading Symbol	MFEIX
MFS Growth Fund | R1
Prospectus:
Trading Symbol	MFELX
MFS Growth Fund | R2
Prospectus:
Trading Symbol	MEGRX
MFS Growth Fund | R3
Prospectus:
Trading Symbol	MFEHX
MFS Growth Fund | R6
Prospectus:
Trading Symbol	MFEKX
MFS Growth Fund | A
Prospectus:
Trading Symbol	MFEGX
MFS Growth Fund | R4
Prospectus:
Trading Symbol	MFEJX